GOING CONCERN	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 3 - GOING CONCERN

The Company has not yet generated any revenue since inception to date and has sustained net losses of $10,017 for the three months ended March 31, 2017. The Company had working capital deficits of $14,602 and $4,585 as of March 31, 2017 and December 31, 2016, respectively. The Company had an accumulated deficit of $16,786 and $6,769 as of March 31, 2017 and December 31, 2016, respectively. The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtain additional financing from its members or other sources, as may be required.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company's ability to do so. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

In order to maintain its current level of operations, the Company will require additional working capital from either cash flow from operations or from the sale of its equity. However, the Company currently has no commitments from any third parties for the purchase of its equity. If the Company is unable to acquire additional working capital, it will be required to significantly reduce its current level of operations.

The Company has not yet generated any revenue since inception to date and has sustained operating losses of $6,769 during the period ended December 31, 2016. The Company had a working capital deficit of $4,585 and an accumulated deficit of $6,769 as of December 31, 2016. The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtaining additional financing from its members or other sources, as may be required.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company's ability to do so. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

In order to maintain its current level of operations, the Company will require additional working capital from either cash flow from operations or from the sale of its equity. However, the Company currently has no commitments from any third parties for the purchase of its equity. If the Company is unable to acquire additional working capital, it will be required to significantly reduce its current level of operations.